Deferred IPO Costs - Schedule of Deferred IPO Costs (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Deferred IPO Costs [Abstract]
Legal fees	$ 424,100	$ 345,308
Underwriting fees	125,937	101,303
Other professional advisors’ fees	371,180	262,372
Deferred Costs	$ 921,217	$ 708,983